Income Taxes - Net deferred tax assets liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Non-current deferred tax assets	$ 3,326	$ 4,358
Non-current deferred tax liabilities	(91)	(127)
Total net deferred tax assets (liabilities)	$ 3,235	$ 4,231